Financial Instruments And Risk Managment (Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Natural Gas [Member]
Commodity Price Risk [Line Items]
10% Price Increase	$ (446)	$ (305)
10% Price Decrease	446	305
Crude Oil [Member]
Commodity Price Risk [Line Items]
10% Price Increase	(20)
10% Price Decrease	20
Power [Member]
Commodity Price Risk [Line Items]
10% Price Increase	6	6
10% Price Decrease	$ (6)	$ (6)